BRIDGE BUILDER TRUST

Bridge Builder International Equity Fund

Supplement dated September 6, 2018
to the Prospectus dated October 28, 2017

This supplement provides new and additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.

Effective September 3, 2018, Sophie Earnshaw replaced Tom Walsh as a portfolio manager to the portion of the International Equity Fund allocated to Baillie Gifford Overseas Limited (“Baillie Gifford”).  Accordingly, the Prospectus is supplemented as follows.

1.	The table entitled “Baillie Gifford Overseas” under the sub-section entitled “Summary Section – Sub-Advisers and Portfolio Managers” is replaced with the following:

Baillie Gifford
Portfolio Managers	Position with Baillie Gifford	Length of Service to the Fund
Gerard Callahan	Investment Manager	Since Inception
Joe Faraday	Investment Manager	Since Inception
Iain Campbell	Investment Manager	Since Inception
Moritz Sitte	Investment Manager	Since Inception
Sophie Earnshaw	Investment Manager	Since September 2018

2.
The sub-section “Portfolio Managers” under the section entitled “Management of the Funds – Sub-advisers and Portfolio Managers – International Equity Fund – Baillie Gifford” is deleted and replaced with the following:

Gerard Callahan, Joe Faraday, Iain Campbell, and Moritz Sitte have been portfolio managers of the International Equity Fund since its inception. Sophie Earnshaw has been a portfolio manager of the International Equity Fund since September 2018.

Mr. Callahan is an Investment Manager at Baillie Gifford and has been with Baillie Gifford since 1991. He is the Head of the UK Equity Team and a Partner at Baillie Gifford. He is also the Chairman of Baillie Gifford's International Focus Portfolio Construction Group.

Mr. Faraday is an Investment Manager at Baillie Gifford and has been with Baillie Gifford since 2002. He is a member of the International Focus Portfolio Construction Group.

Mr. Campbell is an Investment Manager at Baillie Gifford and has been with Baillie Gifford since 2004. He is also a member of the International Focus Portfolio Construction Group.

Mr. Sitte is an Investment Manager at Baillie Gifford and has been with Baillie Gifford since 2010. He is also a member of the International Focus Portfolio Construction Group.

Ms. Earnshaw is an Investment Manager at Baillie Gifford and has been with Baillie Gifford since 2010.  She is also a member of the International Focus Portfolio Construction Group.

BRIDGE BUILDER TRUST

Bridge Builder International Equity Fund

Supplement dated September 6, 2018
to the Statement of Additional Information (the “SAI”)
dated October 28, 2017
as supplemented November 29, 2017, January 18, 2018,
May 15, 2018, and July 9, 2018

This supplement provides new and additional information beyond that contained in the
SAI and should be read in conjunction with the SAI.

Effective September 3, 2018, Tom Walsh is removed from the SAI as a portfolio manager of Baillie Gifford Overseas Limited (“Baillie Gifford”), and Sophie Earnshaw is added as a portfolio manager of Baillie Gifford.  Accordingly, the table under the sub-section entitled “The Funds’ Investment Teams – The Sub-advisers – International Equity Fund – Baillie Gifford Overseas” is hereby replaced with the following:

	Registered Investment Companies (excluding the Bridge Builder Trust)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
All Accounts
Gerard Callahan	5	$1.56 billion	3	$493 million	36	$12.10 billion
Iain Campbell	5	$1.56 billion	2	$237 million	37	$12.08 billion
Joe Faraday	5	$1.56 billion	1	$73 million	32	$11.79 billion
Moritz Sitte	5	$1.56 billion	3	$595 million	33	$12.63 billion
Sophie Earnshaw[1]	5	$1.56 billion	2	$230 million	36	$13.113 billion
Accounts Subject to Performance Fees
Gerard Callahan	0	$0	0	$0	1	$320 million
Iain Campbell	0	$0	0	$0	1	$320 million
Joe Faraday	0	$0	0	$0	1	$320 million
Moritz Sitte	0	$0	0	$0	1	$320 million
Sophie Earnshaw[1]	0	$0	0	$0	1	$350 million

1 Information for Sophie Earnshaw is provided as of June 30, 2018.